Income Taxes (Details) - Schedule of federal statutory rate to the reported income tax provision	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Computed “expected” tax benefit	(21.00%)	(21.00%)
State income tax benefit, net of federal tax effect	(2.60%)	(2.60%)
Nondeductible equity based compensation	9.70%	1.20%
Other permanent differences	(0.50%)	0.30%
Change in valuation allowance	15.90%	23.50%
Foreign rate differentials and other	(1.30%)	(1.30%)
Income tax expense	0.20%	0.10%